Shareholders' Equity And Net Income Per Share Share Repurchase Program (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 05, 2015
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Shares	15,041,713	9,106,434	13,421,742
Stock Repurchased, Average Price	$ 68.05	$ 50.14	$ 30.02
Stock Repurchased During Period, Value	$ 1,024	$ 457	$ 403
Share Repurchase Program January 2012 [Member]
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount	300
Share Repurchase Program September 2012 [Member]
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount	750
Share Repurchase Program January 2014 [Member]
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount	1,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	166
Share Repurchase Program January 2015 [Member]
Share Repurchase Program [Line Items]
Stock Repurchase Program, Authorized Amount	1,500
Subsequent Event
Share Repurchase Program [Line Items]
Stock Repurchased During Period, Value				104
Subsequent Event | Share Repurchase Program January 2014 [Member]
Share Repurchase Program [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount				$ 62